GENERAL (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Cash paid for acquisition	$ 10,000,000
Cash paid for acquisition, net	8,788,000
Extinguishment of liabilities:
Share price				$ 0.38
Shares issued for a percentage of outstanding debt				40.00%
Percentage of outstanding debt forgiven				60.00%
Amount of debt extinguished		3,910,000	3,369,000	271,000
Warrants		325,753	254,558	283,798
Options			70,588
Ordinary shares		3,431,800	3,185,609
Capital gain on extinguishment of liabilities		2,417,000	2,149,000	124,000
Fair value of awards issued		1,240,000	1,220,000
Amount of liability extinguished on account of shares		127,000
Warrant fair value		$ 126,000		$ 147,000